Label	Element	Value
Prospectus Summary | MainStay VP Epoch U.S. Equity Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay VP Epoch U.S. Equity Yield Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. The Portfolio may invest up to 15% of its net assets in foreign securities. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Epoch Investment Partners, Inc., the Portfolio's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors. Using both quantitative and qualitative processes, material environmental, social and governance ("ESG") factors are identified, monitored and managed by the Subadvisor. Prior to acquiring investments on behalf of the Portfolio, the Subadvisor conducts fundamental analysis on each potential investment in order to assess the ESG risk and opportunities the Subadvisor believes it will face with regards to both cash flows and potential valuation. Material ESG factors vary by company and industry, but include issues such as carbon emissions, waste management, diversity, human capital management and executive compensation. Of these, the Subadvisor pays particular attention to factors relating to climate change and corporate governance. This information is taken into account by the Subadvisor in making investment decisions. Specialist external data providers may also be used by the Subadvisor where relevant. Material ESG factors are monitored by the Subadvisor through review of ESG data published by the company (where relevant) or selected third-party data providers to determine whether the level of ESG risk or opportunity has changed since the Subadvisor's initial assessment. While the Subadvisor considers ESG factors in the investment decision-making process of the Portfolio, this does not mean that ESG considerations are the sole or foremost considerations for investment decisions.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. The Portfolio may invest up to 15% of its net assets in foreign securities. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Market Risk: The value of the Portfolio’s investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Portfolio shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings.

Dividend-Paying Stock Risk: The Portfolio’s emphasis on equity and equity-related securities that produce income or other distributions subjects the Portfolio to the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Portfolio to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received by the Portfolio may not qualify as income for Portfolio investors.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Market Capitalization Risk: To the extent the Portfolio invests in securities issued by small-, mid-, or large-cap companies, the Portfolio will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over time. The average annual total returns table shows how the Portfolio’s average annual total returns compare to those of a broad-based securities market index, as well as a composite index. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 1000® Value Index as its primary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Portfolio has selected the U.S. Equity Yield Composite Index as its secondary benchmark. The U.S. Equity Yield Composite Index consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. It is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the bar chart and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Initial Class Shares(by calendar year 2011-2020)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Annual Return 2011	rr_AnnualReturn2011	(1.44%)
Annual Return 2012	rr_AnnualReturn2012	15.58%
Annual Return 2013	rr_AnnualReturn2013	30.29%
Annual Return 2014	rr_AnnualReturn2014	8.88%
Annual Return 2015	rr_AnnualReturn2015	(3.78%)
Annual Return 2016	rr_AnnualReturn2016	4.90%
Annual Return 2017	rr_AnnualReturn2017	18.66%
Annual Return 2018	rr_AnnualReturn2018	(5.23%)
Annual Return 2019	rr_AnnualReturn2019	24.18%
Annual Return 2020	rr_AnnualReturn2020	0.03%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
Q4/2011	13.33%
Worst Quarter
Q1/2020	-24.02%

Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.33%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Prospectus Summary | MainStay VP Epoch U.S. Equity Yield Portfolio | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 ® Value Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	9.74%
10 Years	rr_AverageAnnualReturnYear10	10.50%
Prospectus Summary | MainStay VP Epoch U.S. Equity Yield Portfolio | U.S. Equity Yield Composite Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	U.S. Equity Yield Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.42%
5 Years	rr_AverageAnnualReturnYear05	10.76%
10 Years	rr_AverageAnnualReturnYear10	11.76%
Prospectus Summary | MainStay VP Epoch U.S. Equity Yield Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
Waiver / Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Portfolio Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.68%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	228
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	$ 902
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	7.94%
10 Years	rr_AverageAnnualReturnYear10	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1998
Prospectus Summary | MainStay VP Epoch U.S. Equity Yield Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
Waiver / Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Portfolio Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.93%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	537
10 Years	rr_ExpenseExampleYear10	$ 1,197
1 Year	rr_AverageAnnualReturnYear01	(0.22%)
5 Years	rr_AverageAnnualReturnYear05	7.67%
10 Years	rr_AverageAnnualReturnYear10	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2003

[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion; and 0.65% on assets over $2 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of the Portfolio's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Initial Class shares. This agreement will remain in effect until May 1, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.